Goodwill - Schedule of reasonably possible changes in key assumptions considered by management in the calculation of the Diagnostic CGU (Details) - Diagnostic	12 Months Ended
Dec. 31, 2022
Goodwill
Perpetual Growth rate	(1.00%)
Pre-tax discount rate	(4.00%)
Sensitivity to BTS sales	(1.00%)
Sensitivity to CDx sales	(4.00%)